Condensed Balance Sheets (Parent Company Only) (Parenthetical) (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	21,110,000	21,110,000	21,110,000
Common stock, shares outstanding	21,110,000	21,110,000	21,110,000
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		80,000,000	80,000,000
Common stock, shares issued		21,110,000	21,110,000
Common stock, shares outstanding		21,110,000	21,110,000